Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefit plans
Defined benefit obligation	$ 1,374,651	$ 1,204,464
Plan assets	420,403	431,982
Unfunded status of plans	954,248	772,482
Pensions
Post-employment benefit plans
Defined benefit obligation	587,046	562,196
Plan assets	374,381	389,703
Unfunded status of plans	212,665	172,493
Remeasurement adjustments	27,412	(10,297)
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	787,605	642,268
Plan assets	46,022	42,279
Unfunded status of plans	741,583	599,989
Remeasurement adjustments	$ 61,295	$ 73,076